Secured and Unsecured Debt	12 Months Ended
Dec. 31, 2011
Secured and Unsecured Debt
Secured and Unsecured Debt

(12)  Secured and Unsecured Debt

The following table presents the principal amount of total debt maturing each year, including monthly annual amortization of principal, based on debt outstanding at December 31, 2011:

	2012	(a)	2013		2014		2015	2016	Thereafter		Total	Fair Value	(b)

Fixed rate debt	$35,871		3,963		163,746	(c) (d)	20,564	1,262	140,247		365,653	380,456
Weighted average interest rate	5.22%		-		5.27%		6.50%	-	5.67%		5.49%	-

Variable rate debt	$33,764	(e)	14,800	(f)	236,200	(g)	-	-	50,000	(h)	334,764	317,737
Weighted average interest rate	4.38%		3.24%		2.75%		-	-	3.50		3.05%	-

(a)

Approximately $66,700 of the Company’s mortgages payable mature during 2012. The Company will soon be in discussions with the lenders to refinance the maturing debt or will use available cash and / or borrowings under its unsecured line of credit facility to repay this debt.

(b)

The fair value of debt is the amount at which the instrument could be exchanged in a current transaction between willing parties. The Company estimates the fair value of its debt by discounting the future cash flows of each instrument at rates currently offered to the Company for similar debt instruments of comparable maturities by its lenders (Level 3).

(c)

Included in the debt maturing in 2014 are the Company’s convertible notes issued during 2010, which mature in 2029. They are included in 2014 because that is the earliest date these notes can be redeemed or the note holders can require the Company to repurchase their notes. The total for convertible notes above reflects the total principal amount outstanding, in the amount of $29,215. The consolidated balance sheets reflect the value of the notes including the remaining unamortized discount of $1,352.

(d)

The Company has agreed through a guaranty and a separate indemnification agreement to be liable upon a default under the Algonquin Commons mortgage loan documents. The maturing debt includes the Company’s total potential liability under the guaranty and the indemnity agreement, which is approximately $18,800.

(e)

The Company has guaranteed a mortgage for $2,700, included in the maturing debt and would be required to make a payment on this guarantee upon the default of any of the provisions in the loan document, unless the default is otherwise waived.

(f)

The Company has guaranteed approximately $7,400 of this mortgage and would be required to make a payment on this guarantee upon the default of any of the provision in the loan document, unless the default is otherwise waived.

(g)

Included in the debt maturing during 2014 are the Company’s unsecured line of credit facility and $150,000 term loan, totaling $230,000. After the amendments completed in June 2011, the Company pays interest only during the term of these facilities at a variable rate equal to a spread over LIBOR, in effect at the time of the borrowing, which fluctuates with the Company’s leverage ratio. As of December 31, 2011, the weighted average interest rate on outstanding draws on the line of credit facility was 2.81%, and the interest rate on the term loan was 2.81%. These credit facilities require compliance with certain covenants, such as debt service ratios, minimum net worth requirements, distribution limitations and investment restrictions. As of December 31, 2011, the Company was in compliance with these financial covenants.

(h)

Included in the thereafter column is the Company’s $50,000 term loan which matures in November 2018. The Company pays interest only during the term of this loan at a variable rate, with an interest rate floor of 3.5%. This term loan requires compliance with certain covenants, such as debt service ratios, minimum net worth requirements, distribution limitations and investment restrictions. As of December 31, 2011, the Company was in compliance with these financial covenants.

Mortgages Payable

The Company’s mortgages payable are secured by certain of the Company’s investment properties.  Mortgage loans outstanding as of December 31, 2011 were $391,202 and had a weighted average interest rate of 5.27%.  Of this amount, $336,437 had fixed rates ranging from 4.85% to 7.65% and a weighted average fixed rate of 5.54% as of December 31, 2011.  The remaining $54,765 of mortgage debt represented variable rate loans with a weighted average interest rate of 3.63% as of December 31, 2011.  As of December 31, 2011, scheduled maturities for the Company’s outstanding mortgage indebtedness had various due dates through January 2022.  The majority of the Company’s mortgage loans require monthly payments of interest only, although some loans require principal and interest payments, as well as reserves for taxes, insurance and certain other costs.

Derivative Instruments and Hedging Activities

Risk Management Objective of Using Derivatives

The Company is exposed to certain risks arising from both its business operations and economic conditions.  The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risk, including interest rate, liquidity and credit risk primarily by managing the amount, sources, and duration of its debt funding and, to a limited extent, the use of derivative instruments.

Specifically, the Company has entered into derivative instruments to manage exposures that arise from business activities that result in the payment of future known and uncertain cash amounts, the value of which are determined by interest rates.  The Company’s derivative instruments, described below, are used to manage differences in the amount, timing, and duration of the Company’s known or expected cash payments principally related to certain of the Company’s borrowings.

Cash Flow Hedges of Interest Rate Risk

The Company’s objective in using interest rate derivatives is to manage exposure to interest rate movements and add stability to interest expense.  To accomplish this objective, the Company uses interest rate swaps as part of its interest rate risk management strategy.  Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount.

The Company currently utilizes one interest rate swap to hedge the variable cash flows associated with variable-rate debt.  The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in other comprehensive income (expense) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings.  The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings.  The Company has entered into one interest rate swap contract as a requirement under a secured mortgage and the hedging relationship is considered to be perfectly effective as of December 31, 2011.

Amounts reported in other comprehensive income (expense) related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt.  The Company estimates that an additional $1,846 will be reclassified from other comprehensive income (expense) as an increase to interest expense over the next twelve months.

As of December 31, 2011 and 2010, the Company had the following outstanding interest rate derivative that is designated as a cash flow hedge of interest rate risk:

Interest Rate Derivative	Notional

Interest Rate Swap	$60,000

The table below presents the fair value of the Company’s derivative financial instrument as well as its classification on the consolidated balance sheets as of December 31, 2011 and 2010.

	Liability Derivatives As of December 31, 2011		Liability Derivatives As of December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as cash flow hedges:
Interest rate swaps	Other liabilities	$8,396	Other liabilities	$2,092

The table below presents the effect of the Company’s derivative financial instruments on the consolidated statements of operations and other comprehensive income for the years ended December 31, 2011 and 2010.  The Company had no derivative instruments outstanding for the year ended December 31, 2009.

	December 31, 2011	December 31, 2010

Amount of loss recognized in OCI on derivative	$(8,369)	(2,093)
Amount of loss reclassified from accumulated OCI into interest expense	2,065	62

Unrealized loss on derivatives	$(6,304)	(2,031)

Credit-risk-related Contingent Features

Derivative financial investments expose the Company to credit risk in the event of non-performance by the counterparties under the terms of the interest rate hedge agreements.  The Company believes it minimizes the credit risk by transacting with major creditworthy financial institutions.

The Company has an agreement with its derivative counterparty that contains a provision which provides that if the Company defaults on any of its indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then the Company could also be declared in default on its derivative obligation.

As of December 31, 2011, the fair value of derivatives in a liability position related to these agreements was $8,396. If the Company breached any of the contractual provisions of the derivative contracts, it would be required to settle its obligations under the agreements at their termination value of $9,447.

Unsecured Credit Facilities

On June 24, 2010, the Company entered into an amended and restated term loan agreement and completed a fourth amendment to its line of credit facility, together, the “Credit Agreements.”  Under the term loan agreement, the Company borrowed, on an unsecured basis, $150,000.  The aggregate commitment of the Company’s line is $250,000, which includes a $100,000 accordion feature.  The access to the accordion feature is at the discretion of the current lending group.  If approved, the terms for the funds borrowed under the accordion feature would be current market terms and not the terms of the existing line of credit facility.  The lending group is not obligated to approve access to the additional funds.

Obligations under this amendment were scheduled to mature on June 21, 2013.  Borrowings under the Credit Agreements bore interest at a variable rate equal to either 300 basis points over LIBOR, with a floor of 150 basis points, or 200 basis points over the alternate base rate.  In conjunction with this amendment, the Company paid approximately $4,400 in fees and costs.

On March 11, 2011, the Company entered into amendments to the Credit Agreements to remove the limit on the lowest base interest rate for borrowings, or the “floor” rate.  Borrowings under the amended credit agreements bear interest at a variable rate equal to either 325 basis points over LIBOR or 225 basis points over the alternate base rate.  In conjunction with these amendments, the Company paid approximately $750 in fees and costs.

On June 23, 2011, the Company entered into amendments to the Credit Agreements to, among other things, (1) extend the maturity date of the credit agreements by one year to June 21, 2014; (2) reduce the spread between the interest rate on Company borrowings and the base rate applicable to any particular borrowing (e.g., LIBOR) to a graduated rate that varies with the Company’s leverage ratio; (3) reduce the percentage used to generate the fee to be paid by the Company for unused capacity on the line of credit facility; (4) remove the Company’s one-time right to increase the leverage ratio from 0.60 to 0.65 for two consecutive quarters; and (5) lower the capitalization rate and implied debt service rate, which will result in certain loan covenants becoming more favorable to the Company.  In conjunction with these amendments, the Company paid approximately $1,350 in fees and costs.

The Company pays interest only, on a monthly basis during the term of the Credit Agreements, with all outstanding principal and unpaid interest due upon termination of the Credit Agreements.  The Company is also required to pay, on a quarterly basis, an amount less than 1% per annum on the average daily funds remaining under this line.  As of December 31, 2011 and 2010, the outstanding balance on the line of credit facility was $80,000 and $45,000, respectively.  As of December 31, 2011, the Company had up to $70,000 available under its line of credit facility, not including the accordion feature.  Availability under the line of credit facility may be limited due to covenant compliance requirements in the Credit Agreements.

On November 15, 2011, the Company entered into an unsecured loan agreement with Wells Fargo Bank, National Association as lender pursuant to which the company received $50,000 of loan proceeds.  The loan matures on November 15, 2018.  The Company pays interest only, on a monthly basis, with all outstanding principal and unpaid interest due upon the maturity date.  The loan will accrue interest at an effective rate calculated in accordance with the loan documents, provided, however, that in no event will the interest rate on the outstanding principal balance be less than 3.5% per annum.  The Company may not prepay the loan in whole or in part prior to November 15, 2014.  On or after that date, the Company may prepay the loan in its entirety or in part, together with all interest accrued and may incur a prepayment penalty in conjunction with such prepayment.  In conjunction with this loan, the Company paid approximately $500 in fees and costs.

Convertible Notes

On November 13, 2006, the Company issued $180,000 aggregate principal amount of 4.625% convertible senior notes due 2026 (“Old Notes”).  During the year ended December 31, 2010, the Company repurchased $15,000 of these notes at their face value and exchanged notes with a face value of $29,215 for new 5.0% convertible senior notes due 2029 (“New Notes”).  During the year ended December 31, 2011, the Company repurchased the outstanding Old Notes pursuant to their terms.  As of December 31, 2011, a total of $29,215 in principal face amount of New Notes remained outstanding.

Interest on the notes is payable semi-annually.  The New Notes mature on November 15, 2029 unless repurchased, redeemed or converted in accordance with their terms prior to that date.  The earliest date holders of the New Notes may require the Company to repurchase their notes in whole or in part was November 15, 2014.  Prior to November 21, 2014, the Company may not redeem the New Notes prior to the date on which they mature except to the extent necessary to preserve its status as a REIT.  However, on or after November 21, 2014, the Company may redeem the New Notes, in whole or in part, subject to the redemption terms in the note.  Following the occurrence of certain change in control transactions, the Company may be required to repurchase the New Notes in whole or in part for cash at 100% of the principal amount of the New Notes to be repurchased plus accrued and unpaid interest.

Holders of the New Notes may convert their notes into cash or a combination of cash and common stock, at the Company’s option, at any time on or after October 15, 2029, but prior to the close of business on the second business day immediately preceding November 15, 2029, and also following the occurrence of certain events.  Subject to certain exceptions, upon a conversion of New Notes the Company will deliver cash and shares of its common stock, if any, based on a daily conversion value calculated on a proportionate basis for each trading day of the relevant 30 day trading period.  The conversion rate as of December 31, 2011, for each $1 principal amount of New Notes was 102.8807 shares of our common stock, subject to adjustment under certain circumstances.  This is equivalent to a conversion price of approximately $9.72 per share of common stock.

At December 31, 2011 and 2010, the Company has recorded $183 and $650 of accrued interest related to the convertible notes, respectively.  This amount is included in accounts payable and accrued expenses on the Company’s consolidated balance sheets.

The Company accounts for its convertible notes by separately accounting for the debt and equity components of the notes. The value assigned to the debt component is the estimated fair value of a similar bond without the conversion feature, which results in the debt being recorded at a discount. The debt is subsequently accreted to its par value over the conversion period with a rate of interest being reflected in earnings that reflects the market rate at issuance. The Company initially recorded $9,412 to additional paid in capital on the accompanying consolidated balance sheets, to reflect the equity portion of the convertible notes. The debt component is recorded at its fair value, which reflects an unamortized debt discount. The following table sets forth the net carrying values of the debt and equity components included in the consolidated balance sheets at December 31, 2011 and 2010.

	December 31, 2011	December 31, 2010

Equity Component (a)	$9,321	9,279

Debt Component	$29,215	110,000
Unamortized Discount (b)	(1,352)	(2,640)

Net Carrying Value	$27,863	107,360

(a)           The equity component is net of unamortized equity issuance costs of $91 and $133 at December 31, 2011 and 2010, respectively.

(b)          The unamortized discount was amortized into interest expense on a monthly basis through November 2011 for the Old Notes and will be amortized into interest expense on a monthly basis through November 2014 for the New Notes.

Total interest expense related to the convertible notes for the years ended December 31, 2011, 2010 and 2009 was calculated as follows:

	December 31, 2011	December 31, 2010	December 31, 2009

Interest expense at coupon rate	$4,725	5,554	6,457
Discount amortization	1,288	1,426	1,422

Total interest expense (a)	$6,013	6,980	7,879

(a)           The effective interest rate of the Old Notes was 5.875% and the effective interest rate of the New Notes is 7.0%, which is the rate at which a similar instrument without the conversion feature could have been obtained in November 2006 and August 2010, respectively.

During the year ended December 31, 2011, the Company identified and corrected for an immaterial error related to the accounting for convertible note extinguishments that occurred in 2010, 2009 and 2008.  The Company had incorrectly reduced the carrying amount of the debt extinguished by its fair value rather than its face value at the date of extinguishment.  The adjustment resulted in an increase to accumulated distributions in excess of net income and a decrease to convertible notes by approximately $3,005 to correct this immaterial error on the Consolidated Balance Sheet as of December 31, 2010. The adjustment also increased gain on extinguishment of debt by approximately $1,481 in the Consolidated Statements of Operations and Other Comprehensive Income for the year ended December 31, 2010 and will increase gain on extinguishment of debt by approximately $998 and $526 for the years ended December 31, 2009 and 2008, respectively.